TAXES ON INCOME (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Expenses Benefit [Line Items]
Research and development expenses	$ 54	$ 13
Carryforward tax losses	1,494	2,284
Other	187	182
Less- valuation allowance	(1,494)	(2,284)
Deferred Tax Assets, Net	$ 241	$ 195